Document and Entity Information	Jun. 28, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Jun. 28, 2017
Document Effective Date	Jun. 29, 2017
Prospectus Date	Mar. 21, 2017
Alger SMid Cap Focus Fund | Alger Small Cap Focus Fund Class A
Prospectus:
Trading Symbol	AOFAX
Alger SMid Cap Focus Fund | Alger Small Cap Focus Fund Class C
Prospectus:
Trading Symbol	AOFCX
Alger SMid Cap Focus Fund | Alger Small Cap Focus Fund Class I
Prospectus:
Trading Symbol	AOFIX
Alger SMid Cap Focus Fund | Alger Small Cap Focus Fund Class Z
Prospectus:
Trading Symbol	AGOZX
Alger SMid Cap Focus Fund | Alger SmallCap Focus Fund Class T
Prospectus:
Trading Symbol	AOFTX
Alger SMid Cap Focus Fund | Class Y
Prospectus:
Trading Symbol	AOFYX